Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation	12 Months Ended
Dec. 31, 2022
Vehicles [Member]
Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation [Line Items]
Estimated useful lives and depreciation method	4 years
Bottom of Range [Member] | Buildings [Member]
Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation [Line Items]
Estimated useful lives and depreciation method	5 years
Bottom of Range [Member] | Molds and machinery [Member]
Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation [Line Items]
Estimated useful lives and depreciation method	3 years
Bottom of Range [Member] | Computers and equipment [Member]
Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation [Line Items]
Estimated useful lives and depreciation method	3 years
Bottom of Range [Member] | Leasehold improvements [Member]
Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation [Line Items]
Estimated useful lives and depreciation method	3 years
Top of Range [Member] | Buildings [Member]
Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation [Line Items]
Estimated useful lives and depreciation method	50 years
Top of Range [Member] | Molds and machinery [Member]
Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation [Line Items]
Estimated useful lives and depreciation method	15 years
Top of Range [Member] | Computers and equipment [Member]
Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation [Line Items]
Estimated useful lives and depreciation method	10 years
Top of Range [Member] | Leasehold improvements [Member]
Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation [Line Items]
Estimated useful lives and depreciation method	5 years